DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 30, 2017 USD ($)
Principal Maturities
2018	$ 1,329
2019	59,737
2020	2,891
2021	135
2022	38,788
Thereafter	43,300
Total	$ 146,180